Commitments and Contingencies (Details Narrative) $ in Thousands	Aug. 31, 2021 SGD ($)	Nov. 25, 2020 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Oct. 31, 2022 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Commercial loan term		5 years					10 years
Commercial loan		$ 200,000					$ 7,400,000
Interest rate percentage		2.25%
Loan installments		60 months
Bank loan			$ 1,650	$ 2,230,000	$ 1,650	$ 2,230,000
Long-Term Purchase Commitment, Amount	$ 2,200,000